FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Financial instruments measured at amortized cost (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	€ 26,944	€ 14,513
Trade payables | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	4,327	1,464
Accrued liabilities | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	14,817	12,380
Convertible debt | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	6,648
Loans payable | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	109
Other liabilities | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	405	69
Lease obligations on right of use assets | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	638	600
Trade and other receivables | Financial assets as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Assets	€ 16,628	€ 8,454